UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238

Morgan Stanley India Investment Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	September 30, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (94.8%)
Auto Components (1.4%)
Motherson Sumi Systems Ltd.	1,230,807	$5,218

Automobiles (6.0%)
Tata Motors Ltd.	2,100,000	10,652
Tata Motors Ltd., Class A	3,891,754	11,887
		22,539
Chemicals (1.7%)
Asian Paints Ltd.	86,111	6,424

Commercial Banks (21.0%)
Bank of Baroda	325,893	4,929
HDFC Bank Ltd.	2,912,845	34,745
ICICI Bank Ltd.	778,356	15,625
IndusInd Bank Ltd.	2,009,791	13,859
State Bank of India	211,508	8,985
		78,143
Construction & Engineering (4.4%)
Engineers India Ltd.	1,035,000	4,637
Gammon India Ltd.	2,545,382	2,309
Larsen & Toubro Ltd.	316,040	9,568
		16,514
Construction Materials (3.3%)
Madras Cements Ltd.	1,224,000	4,470
Shree Cement Ltd.	104,099	7,679
		12,149
Consumer Finance (2.4%)
Mahindra & Mahindra Financial Services Ltd.	529,500	9,009

Diversified Financial Services (1.7%)
SKS Microfinance Ltd. (a)	2,578,725	6,336

Food Products (1.3%)
Balrampur Chini Mills Ltd. (a)	748,638	955
McLeod Russel India Ltd.	639,493	3,919
		4,874
Health Care Equipment & Supplies (1.3%)
Opto Circuits India Ltd.	1,913,000	4,701

Household Products (5.7%)
Hindustan Unilever Ltd.	2,041,864	21,131

Industrial Conglomerates (2.5%)
Jaiprakash Associates Ltd.	5,900,000	9,200

Information Technology Services (9.4%)
Cognizant Technology Solutions Corp., Class A (a)	226,000	15,802
Infosys Ltd.	229,181	11,014
Infosys Technologies Ltd. (a)(b)(c)	6,400	154

	Shares	Value (000)
Tata Consultancy Services Ltd.	329,631	$8,099
		35,069
Machinery (1.7%)
Eicher Motors Ltd.	141,000	6,178

Metals & Mining (2.1%)
Hindustan Zinc Ltd.	2,967,770	7,652

Oil, Gas & Consumable Fuels (4.7%)
Bharat Petroleum Corp., Ltd.	592,908	3,920
Essar Oil Ltd. (a)	3,329,856	3,198
Reliance Industries Ltd.	666,391	10,577
		17,695
Personal Products (1.6%)
Colgate-Palmolive India Ltd.	255,000	5,835

Pharmaceuticals (11.6%)
Dr. Reddy’s Laboratories Ltd.	158,907	4,958
Glenmark Pharmaceuticals Ltd.	1,529,500	12,207
Strides Arcolab Ltd.	483,380	8,108
Sun Pharmaceutical Industries Ltd.	689,570	9,094
Wockhardt Ltd. (a)	354,956	8,714
		43,081
Real Estate Management & Development (2.4%)
DLF Ltd.	232,200	1,027
Oberoi Realty Ltd.	1,604,027	8,056
		9,083
Software (1.2%)
KPIT Cummins Infosystems Ltd.	1,929,301	4,528

Textiles, Apparel & Luxury Goods (1.4%)
Bata India Ltd.	286,855	5,315

Tobacco (4.0%)
ITC Ltd.	2,897,943	14,966

Wireless Telecommunication Services (2.0%)
Bharti Airtel Ltd.	1,502,551	7,562
Total Common Stocks (Cost $293,366)		353,202
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $3,469)	3,468,820	3,469
Total Investments (95.7%) (Cost $296,835) +		356,671
Other Assets in Excess of Liabilities (4.3%)		16,004
Net Assets (100.0%)		$372,675

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2012.
(c)

At September 30, 2012, the Fund held fair valued securities valued at approximately $154,000, representing less than 0.04% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $296,835,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $59,836,000 of which approximately $79,777,000 related to appreciated securities and approximately $19,941,000 related to depreciated securities.

Morgan Stanley India Investment Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund’s Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$5,218	$—	$—	$5,218
Automobiles	22,539	—	—	22,539
Chemicals	6,424	—	—	6,424
Commercial Banks	64,284	13,859	—	78,143
Construction & Engineering	16,514	—	—	16,514
Construction Materials	12,149	—	—	12,149
Consumer Finance	9,009	—	—	9,009
Diversified Financial Services	6,336	—	—	6,336
Food Products	4,874	—	—	4,874
Health Care Equipment & Supplies	4,701	—	—	4,701
Household Products	21,131	—	—	21,131
Industrial Conglomerates	9,200	—	—	9,200
Information Technology Services	34,915	—	154	35,069
Machinery	6,178	—	—	6,178
Metals & Mining	7,652	—	—	7,652
Oil, Gas & Consumable Fuels	17,695	—	—	17,695
Personal Products	5,835	—	—	5,835
Pharmaceuticals	43,081	—	—	43,081
Real Estate Management & Development	9,083	—	—	9,083
Software	4,528	—	—	4,528
Textiles, Apparel & Luxury Goods	5,315	—	—	5,315
Tobacco	14,966	—	—	14,966
Wireless Telecommunication Services	7,562	—	—	7,562
Total Common Stocks	339,189	13,859	154	353,202
Short-Term Investment - Investment Company	3,469	—	—	3,469
Total Assets	$342,658	$13,859	$154	$356,671

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, a security with a total value of approximately $4,929,000 transferred from Level 2 to Level 1. The security, that was valued using other significant observable inputs at December 31, 2011, was valued using an unadjusted quoted price at September 30, 2012.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$167
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate action	—
Change in unrealized appreciation (depreciation)	(13)
Realized gains (losses)	—
Ending Balance	$154

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2012	$(13)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

	Fair Value at September 30, 2012 (000)	Valuation Technique(s)	Unobservable Input
Common Stock
Information Technology Services	$154	Adjusted Capital	Underlying Investment
		Balance Model	Financial Statements

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley India Investment Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2012